Capital and reserves (Details) - Schedule of issued share capital - CHF (SFr)	Dec. 31, 2020	Dec. 31, 2019
Capital and reserves (Details) - Schedule of issued share capital [Line Items]
Number	11,417,159	4,125,949
Value (CHF)	SFr 114,172	SFr 1,650,380
Ordinary Shares [Member]
Capital and reserves (Details) - Schedule of issued share capital [Line Items]
Number	11,417,159
Value (CHF)	SFr 114,172
Ordinary Shares Nominal Value [member]
Capital and reserves (Details) - Schedule of issued share capital [Line Items]
Number		4,125,949
Value (CHF)		SFr 1,650,380